Accrued Expenses (Tables)	6 Months Ended
Jun. 30, 2017
Accrued Expenses [Abstract]
Schedule of Accrued Expenses

	June 30, 2017	December 31, 2016
Accrued voyage expenses	$1,022	$1,369
Accrued loan interest	8,858	8,800
Accrued legal and professional fees	1,721	878
Total accrued expenses	$11,601	$11,047